Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards are discretionary. The Compensation Committee generally grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year
promotions and new hires. Eligible employees, including our Named Executive Officers, may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior month. Purchase dates under the Employee Stock Purchase Plan are generally in the first week of each month. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2025. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Method	The Compensation Committee generally grants equity awards to NEOs during its regularly scheduled meeting early in the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year
promotions and new hires. Eligible employees, including our Named Executive Officers, may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior month.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false